Operating Segments, Assets, PPE, Liabilities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Assets	$ 501,405	[1]				$ 518,534	[1]				$ 501,405	[1]	$ 518,534	[1]	$ 541,176
Property Plant and Equipment Additions											10,410		9,978		11,876
Liabilities	411,007	[1]				435,408	[1]				411,007	[1]	435,408	[1]
Financing Receivable, Net	217,382					233,322					217,382		233,322
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	1,919		1,474	1,464	2,005	1,345		1,747	1,749	1,224	6,862		6,065		7,683
Revenues	10,535		9,754	9,582	9,885	10,380		9,918	10,042	9,812	39,756		40,152		41,710
Operating Income (Loss)											6,338		6,533		6,537
Income Tax Expense (Benefit)	81		103	(123)	301	(1,035)		297	243	(26)	362		(521)		1,083
Income (Loss) from Continuing Operations Attributable to Parent											6,016		6,235		6,414
Net Income (Loss) Attributable to Parent											7,234		6,204		6,215
Significant associated companies [Member]
Segment Reporting Information [Line Items]
Assets	78,632					78,291					78,632		78,291
Liabilities	57,273					53,991					57,273		53,991
Financing Receivable, Net	46,481					41,502					46,481		41,502
Revenues											37,823		15,994		17,502
Net Income (Loss) Attributable to Parent											(1,539)		2,389		2,834
Associated Companies
Segment Reporting Information [Line Items]
Bank deposits	1,853					4,935					1,853		4,935
Associated Companies | Significant associated companies [Member]
Segment Reporting Information [Line Items]
Debt	39,147					36,111					39,147		36,111
Domestic
Segment Reporting Information [Line Items]
Property Plant and Equipment Additions											11,990		11,619		11,166
Revenues											24,887		23,229		24,568
Foreign
Segment Reporting Information [Line Items]
Property Plant and Equipment Additions											37,439		39,803		41,571
Revenues											14,869		16,923		17,142
CLL [Member]
Segment Reporting Information [Line Items]
Assets	172,380					174,357					172,380		174,357		181,375
Property Plant and Equipment Additions											6,510		6,673		6,830
Revenues											14,612		14,285		16,411
Operating Income (Loss)											2,271		1,965		2,401
Income Tax Expense (Benefit)											701		143		742
CLL [Member] | Associated Companies
Segment Reporting Information [Line Items]
Assets	5,023										5,023
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											295
Consumer [Member]
Segment Reporting Information [Line Items]
Assets	135,987					132,236					135,987		132,236		138,002
Property Plant and Equipment Additions											116		62		76
Revenues											15,023		15,726		15,300
Operating Income (Loss)											3,016		4,319		3,207
Income Tax Expense (Benefit)											736		(7)		1,141
Consumer [Member] | Associated Companies
Segment Reporting Information [Line Items]
Assets	4,440										4,440
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											223
Energy Financial Services [Member]
Segment Reporting Information [Line Items]
Assets	15,467					16,203					15,467		16,203		19,185
Property Plant and Equipment Additions											0		0		0
Revenues											1,697		1,526		1,508
Operating Income (Loss)											401		410		432
Income Tax Expense (Benefit)											(193)		(141)		(186)
Energy Financial Services [Member] | Associated Companies
Segment Reporting Information [Line Items]
Assets	6,911										6,911
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											402
GECAS [Member]
Segment Reporting Information [Line Items]
Assets	42,625					45,876					42,625		45,876		49,420
Property Plant and Equipment Additions											3,747		3,223		4,944
Revenues											5,242		5,346		5,294
Operating Income (Loss)											1,046		896		1,220
Income Tax Expense (Benefit)											(78)		(106)		5
GECAS [Member] | Associated Companies
Segment Reporting Information [Line Items]
Assets	378										378
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest											262
Corporate Items And Eliminations [Member]
Segment Reporting Information [Line Items]
Assets	134,946					149,862					134,946		149,862		153,194
Property Plant and Equipment Additions											37		20		26
Revenues											3,182		3,269		3,197
Operating Income (Loss)											(396)		(1,057)		(723)
Income Tax Expense (Benefit)											$ (804)		$ (410)		$ (619)

[1]

(a)Our consolidated assets at December 31, 2014 included total assets of $50,586 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included net financing receivables of $43,620 million and investment securities of $3,374 million. Our consolidated liabilities at December 31, 2014 included liabilities of certain VIEs for which the VIE creditors do not have recourse to GECC. These liabilities included non-recourse borrowings of consolidated securitization entities (CSEs) of $28,664 million. See Note 16.